Components of Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 31, 2022
Components Of Other Comprehensive Loss
Schedule of changes in accumulated other comprehensive loss

The following table summarizes the changes in the accumulated balance for each component of accumulated other comprehensive loss attributable to the Company.

	March 31,
	2020	2021	2022
Actuarial (loss)/ gain on defined benefit plan:
Actuarial (loss)/ gain on obligation	25,396	2,009	(321)
Income tax expense	(881)	215	74
Total	24,515	2,224	(247)

Foreign currency translation:
Foreign currency translation differences	(28,658)	(4,552)	(5,640)
Balance at the end of period	(28,658)	(4,552)	(5,640)